Vessels in Operation, less Accumulated Depreciation - Schedule of Variations in Net Book Value of Vessels, Including Drydocking (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Opening balance				$ 719,110	$ 846,939
Additions in the period				4,260	7,370
Depreciation expense				(37,967)	(42,777)
Vessel impairment	$ (87,624)	$ (63,065)	$ (29,357)	(87,624)	(92,422)	$ (44,700)
Closing balance	$ 597,779	$ 719,110		$ 597,779	$ 719,110	$ 846,939